Prepaid expenses and other current assets	12 Months Ended
Dec. 31, 2013
Prepaid Expenses and Other Current Assets [Abstract]
Prepaid Expenses And Other Current Assets Disclosure [Text Block]
10. Prepaid expenses and other current assets:

The components of prepaid expenses and other current assets were as follows:

	December 31,
(In thousands of U.S. dollars)	2012	2013

Valued-added tax recoverable	1,013	689
Prepaid expenses	906	1,478
Advance to suppliers	324	219
Other currents assets	-	95
Grants recoverable	71	-
Total Prepaid expenses and other current assets	2,314	2,481